Deferred share units	9 Months Ended
Sep. 30, 2024
Deferred Share Units
Deferred share units

12.	Deferred share units

The Company grants deferred share units (“DSUs”) to members of its Board of Directors and DSUs cannot be redeemed until the holder is no longer a director of the Company. Under the terms of the Long-Term Incentive Plan (“LTIP”), DSUs vest immediately and can either be settled via equity issuance or a cash payment, which is determined by the Board of Directors on the date of issuance for each grant. Each DSU settled by the issuance of one common share of the Company, net of applicable withholding taxes, is classified as equity-settled, while the DSUs settled by cash payment are classified as cash-settled.

Cash-settled deferred share units

The compensation expense for the nine months ended September 30, 2024, was a gain of $131 (2023 - nil) and is presented in selling, general and administrative expenses. Cash-settled DSU activity for the nine months ended September 30, 2024, was as follows:

	Units	Amount
	#	$
Balance – January 1, 2024	-	-
Granted – Replacement awards (note 3)	49,230	344
Exercised	(12,250)	(74)
Change in fair value of cash-settled DSUs	-	(131)
Balance – September 30, 2024	36,980	139

The method and inputs used in estimating the fair value of DSUs on the acquisition date are described in Note 3. The fair value of the liability, classified as DSU liability, is subsequently remeasured at each reporting date and at settlement date, with changes in fair value recognized in profit or loss.

Equity-settled deferred share units

The compensation expense for the nine months ended September 30, 2024, was $411 (2023 - $nil) and is presented in selling, general and administrative expenses. Equity-settled DSU activity for the nine months ended September 30, 2024, was as follows:

	2024	Amount
	#	$
Balance – January 1, 2024	-	-
Granted	65,000	411
Balance – September 30, 2024	65,000	411

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)